Intangible Assets (Detail 1)	Dec. 31, 2022 USD ($)
Intangible Assets (Detail )
2023	$ 541,938
2024	541,938
2025	530,937
2026	419,957
2027	185,185
Thereafter	336,403
Total remaining intangibles amortization	$ 2,556,358